Loans Receivable, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Loans	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans service for benefit of others	$ 36,900,000	$ 30,400,000	$ 32,600,000
Annual reviews of loan to ascertain the borrowers continued ability to service	1,000,000
Average recorded investment in impaired loans	28,117,000	38,515,000	43,100,000
Interest income recognized on impaired loans	1,527,000	1,966,000	859,000
Non-accrual Loans	7,422,000	3,175,000
Interest income foregone on non accrual loans	337,000	76,000	432,000
Past due 90 days still accruing	$ 0	0
Number of TDR loan relationship | Loans	2
Number of performing TDR | Loans	8
Loan relationship balance	$ 5,536,000	3,284,000
Number of new TDRs | Loans	6
New TDR loan balance	$ 2,265,000	10,271,000
Loans to officers and directors	3,844,000	4,022,000	$ 4,800,000
Funds undisbursed to officers and directors	493,000
First Tdr Relationship [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan relationship balance	3,300,000
Second Tdr Relationship [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
New TDR loan balance	2,200,000
Freddie Mac [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans service for benefit of Freddie Mac	22,800,000
Officers and Directors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to officers and directors	3,800,000	$ 4,000,000
Owner Occupied Properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Secured non-residential real estate loans	82,300,000
Non Owner Occupied Properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Secured non-residential real estate loans	$ 67,400,000